Financial Instruments - Changes in Allowance for Doubtful Accounts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning	₩ 1,094,464	₩ 977,771	₩ 999,678
Initial application of IFRS No.9	107,454
Bad debt expenses	74,781	173,694	165,150
Other bad debt expenses	63,092	98,177	37,567
Others	(423,001)	(155,178)	(224,624)
Ending	₩ 916,790	₩ 1,094,464	₩ 977,771